Investments - Summary of Investments In Associates (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Investments in associates accounted for using equity method, beginning balance	$ 911
Investments in associates accounted for using equity method, ending balance	$ 811